FRESH-START ACCOUNTING, Reconciliation of Estimated Enterprise Value to Estimated Fair Value of Common Stock (Details) - USD ($) $ in Thousands			5 Months Ended	7 Months Ended
		Oct. 31, 2019	Mar. 31, 2020	Oct. 31, 2019
Estimated Enterprise Value to Estimated Fair Value of Successor's Common Stock [Abstract]
Enterprise Value		$ 1,250,000		$ 1,250,000
Plus: Cash, cash equivalents and restricted cash		251,000		251,000
Less: Fair value of debt		(586,000)		(586,000)
Total Implied Equity		915,000		915,000
Less: Successor Preferred Stock	[1]	(619,000)		(619,000)
Implied value of Successor Common Stock	[2]	296,000		296,000
Share-settled redemption feature embedded derivative		(470,322)	$ 470,322	(470,322)
Successor value of common stock		$ 294,671		$ 294,671

[1]	At emergence, $470 million share settled redemption feature embedded derivative was bifurcated from issued Successor Preferred Stock and reclassified to preferred stock embedded derivative on the consolidated balance sheet. See Note 9 for further information.
[2]	Difference between $294.7 million shown on the October 31, 2019 consolidated balance sheet is a result of rounding.